Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 797	£ 765
Liabilities	319	468
Cash Flow Hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	251	171
Liabilities	100	321
Cash Flow Hedges | Within One Year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	98	51
Liabilities	94	75
Cash Flow Hedges | Beyond 5 Years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 143	114
Liabilities		£ 163